Earnings (Loss) Per Share (Details) - Schedule of earnings per share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	¥ (540,768)		¥ (316,878)	¥ (242,339)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations	487,963		477,883	483,438
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	¥ (52,805)		¥ 161,005	¥ 241,099
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted | shares	119,220,331		120,158,001	122,322,894
Net loss from continuing operations attributable to ordinary shareholders | (per share)	¥ (4.54)	$ (0.7)	¥ (2.64)	¥ (1.98)
Net income from discontinued operations attributable to ordinary shareholders | ¥ / shares	4.09		3.98	3.95
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders | (per share)	¥ (0.45)	$ (0.07)	¥ 1.34	¥ 1.97